Note 9 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2011 Monthly Lease Rate [Member]	Jul. 31, 2009 Monthly Lease Rate [Member]	Jul. 31, 2010 Quarterly Lease Rate [Member]
Operating Leases, Rent Expense, Minimum Rentals				$ 500	$ 214	$ 319
Operating Leases, Rent Expense	$ 1,317	$ 2,200	$ 2,449